Long Term Investment (Details) - Schedule of long term investment ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of December 31, 2021	¥ 101,727
Balance as of June 30, 2022	177,324
Balance as of June 30, 2022 (USD)	26,474
Additions	75,000
Share of loss in equity method investee	597
Disposal
Impairment
Equity investments accounted for using the equity method [Member]
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of December 31, 2021	72,002	[1]
Balance as of June 30, 2022	147,599	[1]
Balance as of June 30, 2022 (USD)	22,036	[1]
Additions	75,000	[1]
Share of loss in equity method investee	597	[1]
Disposal		[1]
Impairment		[1]
Cost method investments without readily determinable fair value [Member]
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of December 31, 2021	29,725	[2]
Balance as of June 30, 2022	29,725	[2]
Balance as of June 30, 2022 (USD)	4,438	[2]
Additions		[2]
Share of loss in equity method investee		[2]
Disposal		[2]
Impairment		[2]

[1]	On October 9, 2021, the Company signed an investment agreement to invest up to RMB 150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2021, the Company invested RMB 75,000 into Qingdao LLP and the company had shares of loss of RMB 2,998 for the year ended December 31, 2021. For the six months ended June 30, 2022, the Company further invested RMB 75,000 into Qingdao LLP and had shares of income of RMB 597. As of June 30, 2022, the Company believes there was no material market environment change or any other factor that indicating the fair value of the above investments was less than its carrying value, hence, the Company concluded there is no impairment of the above investments.
[2]

Investments of RMB 29,725 included the following items:

Investments of RMB 5,000 represented 1.76% equity investment in privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB 10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On March 8, 2021, the Company invested RMB 8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB 2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB 3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.